FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2022 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description:	Quoted Prices in Active Markets (Level 1)	Significant other Observable Inputs (Level 2)	Significant other Unobservable Inputs (Level 3)
June 30, 2022

L1 Capital Warrants	$-	$-	$3,549,984

The Company recognized $915,644 for warrant liabilities upon issuance of the Initial Warrant on January 24, 2022. The Company recognized $4,833,390 for warrant liabilities upon issuance of the Second Warrant on May 23, 2022. The proceeds were allocated first to the warrants based on its fair value and the residual were allocated to the convertible notes.

The Company utilizes the Black-Scholes option-pricing model to estimate the fair value of the Warrants at each reporting period since the Warrants are not actively traded. The estimated fair value of the Warrant liabilities is determined using Level 3 inputs. Inherent in the Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Ordinary Shares based on historical volatility of select peer companies   that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the Warrants. The expected life of the Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates (the dates of issuance of the Initial Warrant and the Second Warrant, respectively, and at June 30, 2022):

	January 24, 2022	May 23, 2022	June 30, 2022
Exercise price	$6.00	$6.00	$6.00
Share price	$3.64	$14.94	$6.55
Expected term from grant date (in years)	5.00	5.00	5.00
Expected volatility	97.80%	95.90%	97.43%
Risk-free interest rate	1.54%	2.88%	3.01%
Dividend yield (per share)	-%	-%	-%

The change in the fair value of the warrant liabilities for the period from January 24, 2022 through June 30, 2022 is summarized as follows:

Issuance of 383,620 warrants as of January 24, 2022 (Initial Warrant)	$915,644
Issuance of 383,620 warrants as of May 23, 2022 (Second Warrant)	4,833,390
50,000 Warrants exercised on June 16, 2022	(119,343)
Change in fair value of warrant liability	(2,079,707)
Fair value as of June 30, 2022	$3,549,984